Summary of Reconciliation of segment Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Line Items]
Corporate, eliminations and other	$ (2,078)	$ (3,102)
Total assets	225,222	230,461
Total Segments
Segment Reporting Disclosure [Line Items]
Total assets	$ 227,300	$ 233,563